BLUE CREATION BLUE CREATION	12 Months Ended
Dec. 31, 2016
Blue Creation [Member]
Business Acquisition [Line Items]
ACQUISITION OF BLUE CREATION
(c)    Blue Creation

On November 2, 2016, we completed the acquisition of all of the outstanding shares of the parent company and sole owner of Blue Creation for total cash consideration of $6.4 million ($2.9 million, net of cash acquired), plus a maximum contingent consideration of $0.5 million under a performance-based earn-out formula.

We accounted for the transaction using the acquisition method and accordingly, we have recorded the tangible and intangible assets acquired and liabilities assumed on the basis of their respective fair values as at November 2, 2016.

In accordance with ASC 805, Business Combinations, the earn-out has been recognized as acquisition-related costs over the earn-out period.

The following table summarizes the values assigned to the assets acquired and liabilities assumed at the acquisition date:

$
Assets acquired
Cash	3,563
Accounts receivable	237
Other assets	111
Identifiable intangible assets	2,540
Goodwill	920
7,371
Liabilities assumed
Accounts payable and accrued liabilities	392
Deferred income taxes	534
Fair value of net assets acquired	6,445

Goodwill of $0.9 million resulting from the acquisition will strengthen our strategic position within our OEM Solutions segment. Goodwill is not deductible for tax purposes.

The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	$
Customer relationships	3.5 years	2,090
Existing technology	4 years	450
		2,540